Share Capital - Schedule of Dividends Declared (Details) - KZT (₸) ₸ / shares in Units, ₸ in Millions	1 Months Ended					12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Dividends declared	₸ 161,065	₸ 129,702	₸ 269,365	₸ 114,315	₸ 95,787	₸ 560,132	₸ 210,102
Dividend per share	₸ 850	₸ 750	₸ 1,350	₸ 600	₸ 500